Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Statement of cash flows [abstract]
Net income attributable to equity holders of Sanofi		€ 2,806	€ 4,306		€ 8,416
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[2]	101	13	[3]	(4,643)	[3]
Non-controlling interests, excluding BMS	[4]	31	22		38
Share of undistributed earnings from investments accounted for using the equity method		(192)	(471)		(47)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets(c)		7,452	4,279		3,686
Gains and losses on disposals of non-current assets, net of tax	[5]	(286)	(797)		(97)
Net change in deferred taxes		(1,753)	(727)		(909)
Net change in non-current provisions and other non-current liabilities	[6]	58	(265)		321
Cost of employee benefits (stock options and other share-based payments)		252	284		263
Impact of the workdown of acquired inventories remeasured at fair value		3	114		166
Other profit or loss items with no cash effect		(309)	69		38
Operating cash flow before changes in working capital and excluding the exchanged/held-for-exchange Animal Health business		8,163	6,827		7,232
(Increase)/decrease in inventories		(547)	(701)		(144)
(Increase)/decrease in accounts receivable		(462)	(35)		(529)
Increase/(decrease) in accounts payable		169	270		577
Net change in other current assets and other current liabilities		421	(814)		243
Net cash provided by/(used in) operating activities excluding the exchanged/held-for-exchange Animal Health business	[7]	7,744	5,547		7,379
Acquisitions of property, plant and equipment and intangible assets		(1,816)	(1,977)		(1,956)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[8],[9]	(488)	(12,857)		(1,151)
Acquisitions of other equity investments		(38)	(137)		(61)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[10]	1,224	2,163		535
Net change in other non-current assets		(94)	(58)		(263)
Net cash provided by/(used in) investing activities excluding the exchanged/held-for-exchange Animal Health business		(1,212)	(12,866)		(2,896)
Net cash inflow from the exchange of the Animal Health business for BI's Consumer Healthcare business	[11]	154	(6)		3,535
Issuance of Sanofi shares		162	177		319
Dividends paid:
to shareholders of Sanofi		(3,834)	(3,773)		(3,710)
to non-controlling interests, excluding BMS	[4]	(14)	(14)		(15)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		(7)	(77)		(37)
Additional long-term debt contracted		1,997	9,677		41
Repayments of long-term debt		(2,067)	(787)		(2,368)
Repayments of lease liabilities	[12]	(267)	0		0
Net change in short-term debt		(154)	(168)		30
Acquisitions of treasury shares		(9)	(1,101)		(2,162)
Net cash provided by/(used in) financing activities excluding the exchanged/held-for-exchange Animal Health business		(4,193)	3,934		(7,902)
Impact of exchange rates on cash and cash equivalents		9	1		(74)
Net change in cash and cash equivalents		2,502	(3,390)		42
Cash and cash equivalents, beginning of period		6,925	10,315	[1],[13]	10,273
Cash and cash equivalents, end of period		€ 9,427	€ 6,925		€ 10,315	[13]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]
The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5
(Non-Current Assets Held for Sale and Discontinued Operations) (see Note D.2.
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	See Note C.2.
[5]	Includes non-current financial assets.
[6]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[7]	Including 2019, 2018 and 2017, Income tax paid €(1,695),€(2,058), €(1,734), Interest paid €(379) ,€(313), €(255), Interest received €92 €72 €56 and Dividends received from non-consolidated entities €0 ,€1 ,€8 , respectively.
[8]	The main cash effect of the exchange of the Animal Health business for BI’s Consumer Healthcare business was the receipt by Sanofi of a balancing cash payment of €4,207 million. Consequently, all of the cash flows arising from this exchange transaction during 2017 are presented in a separate line item, Net cash inflow from the exchange of the Animal Health business for BI’s Consumer Healthcare business (see Note D.2.).
[9]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.
[10]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets including (i) for 2019, the proceed on the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.) and (ii) for 2018, an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.1.2.).
[11]
For the year ended December 31, 2017, this line item comprises (i) the receipt by Sanofi of a balancing cash payment of €4,207 million; (ii) reimbursements of intragroup accounts with Merial entities totaling €967 million; (iii) the €1,784 million payment of the tax due on the gain arising on the divestment; and (iv) the cash held by the BI subsidiaries acquired by Sanofi. The total consideration for the sale of the Animal Health business to BI was €10,557 million, and the consideration for the acquisition of BI’s Consumer Healthcare business was €6,239 million.

[12]	See Note A.2.1
[13]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).